Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	BROADCAST INTERNATIONAL INC
Entity Central Index Key	0000740726
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.